Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

3.    Fair Value Measurement

The Company complies with ASC 820, Fair Value Measurements, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2019 and December 31, 2018, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
June 30, 2019
Cash equivalents	$136,479	$—	$—	$136,479
Investments
Money market fund	36,323	—	—	36,323
Investment in equity securities under available-for-sale method	3,669	—	—	3,669
Investment in debt securities under available-for-sale method	—	1,130	—	1,130

Total investments	39,992	1,130	—	41,122

Contingent consideration	—	—	(49,581)	(49,581)

Total	$176,471	$1,130	$(49,581)	$128,020

December 31, 2018
Cash equivalents	$203,761	$—	$—	$203,761
Investments
Treasury bills	30,335	—	—	30,335
Investment in equity securities under available-for-sale method	1,163	682	—	1,845

Total investments	31,498	682	—	32,180

Total	$235,259	$682	$—	$235,941

As of June 30, 2019, the carrying amount of cash equivalents, which include money market fund, corporate bonds, commercial paper and treasury bills, includes an unrealized gain recognized in accumulated other comprehensive income of $6 (December 31, 2018 – gain of $69). Contingent consideration is recorded within accrued expenses and other current liabilities and reflects the consideration for: (i) the acquisition of Manitoba Harvest payable in Class 2 common stock contingent on revenues earned in 2019, and (ii) the acquisition of Natura payable in Class 2 common stock contingent on production levels. Refer to Note 15 for details.

During the three months ended June 30, 2019, there was one transfer out of Level 2 into Level 1 for an investment in equity securities under the available-for-sale method, as the transfer restriction is no longer applicable. There were no other transfers between fair value measurement hierarchy levels during the six months ended June 30, 2019 and 2018.

4. Fair Value Measurement

The Company complies with FASB ASC 820, Fair Value Measurements, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2018 and 2017, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
December 31, 2018
Cash equivalents:
Money market fund	$33,111	$—	—	$33,111
Corporate bonds	7,796	—	—	7,796
Commercial paper	9,975	—	—	9,975
Treasury bills	152,879	—	—	152,879

Total cash equivalents	203,761	—	—	203,761

Investments:
Treasury bills	30,335	—	—	30,335
Investment in equities	1,163	682	—	1,845
Total investments	31,498	682	—	32,180

Total	$235,259	$682	$—	$235,941

The cash equivalents carrying amount as of 2018 includes an unrealized gain of $69, which is recorded in other comprehensive income. As at December 31, 2017 the Company did not hold any assets that were measured at fair value.